SCHEDULE OF FAIR VALUE MEASUREMENT OF ASSETS ACQUIRED (Details) - Exacis Asset Purchase Agreement [Member] $ in Thousands	Apr. 26, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	$ 208
Contingent consideration	225
Direct costs	27
Total fair value	$ 460